SUBSEQUENT EVENTS (Details) $ in Millions, Rp in Billions					12 Months Ended
	Apr. 24, 2025 IDR (Rp)	Mar. 10, 2025 IDR (Rp)	Feb. 10, 2025 IDR (Rp)	Jan. 10, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Apr. 17, 2025 IDR (Rp)	Mar. 22, 2025 shares
SUBSEQUENT EVENTS
Repayments of loans and other borrowings					Rp 47,607	$ 2,957	Rp 35,323	Rp 44,304
Major Ordinary Share Transactions
SUBSEQUENT EVENTS
Share repurchase maximum authorized									Rp 3,000
Major Ordinary Share Transactions | Series B shares | Government agencies
SUBSEQUENT EVENTS
Number of shares issued | shares										51,602,353,559
Percentage of ownership										52.09%
Telkomsel | Outstanding Loan Payment | Bank Mandiri
SUBSEQUENT EVENTS
Repayments of loans and other borrowings		Rp 4,000	Rp 4,000	Rp 4,000
Telkomsel | Outstanding Loan Payment | Bank of China
SUBSEQUENT EVENTS
Repayments of loans and other borrowings	Rp 1,900